UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08587

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 18

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	11/30/2015

Date of reporting period:	2/28/2015

Item 1. Schedule of Investments

Prudential Jennison 20/20 Focus Fund

Schedule of Investments

as of February 28, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.4%
COMMON STOCKS
Aerospace & Defense — 1.3%
Boeing Co. (The)	166,442	$25,107,776

Automobiles — 1.6%
Tesla Motors, Inc.*(a)	158,300	32,188,722

Banks — 2.6%
JPMorgan Chase & Co.	855,085	52,399,609

Biotechnology — 6.5%
Biogen Idec, Inc.*	162,118	66,401,911
Celgene Corp.*	502,677	61,090,336

		127,492,247

Chemicals — 3.9%
FMC Corp.	463,886	29,415,011
Monsanto Co.	395,316	47,607,906

		77,022,917

Consumer Finance — 2.1%
SLM Corp.	4,343,979	41,137,481

Electric Utilities — 1.9%
FirstEnergy Corp.	1,075,640	37,625,887

Electrical Equipment — 2.1%
Eaton Corp. PLC	595,238	42,267,850

Energy Equipment & Services — 1.6%
Halliburton Co.	733,864	31,512,120

Food & Staples Retailing — 2.2%
Kroger Co. (The)	606,605	43,159,946

Food Products — 4.8%
Bunge Ltd.	516,927	42,274,290
Mondelez International, Inc. (Class A Stock)	1,401,636	51,769,426

		94,043,716

Hotels, Restaurants & Leisure — 2.4%
Carnival Corp.	1,062,913	46,757,543

Insurance — 2.3%
MetLife, Inc.	898,457	45,668,569

Internet & Catalog Retail — 2.8%
Amazon.com, Inc.*	143,476	54,543,836

Internet Software & Services — 12.7%
Alibaba Group Holding Ltd. (China), ADR*(a)	445,549	37,925,131
Facebook, Inc. (Class A Stock)*	1,029,898	81,331,045
Google, Inc. (Class A Stock)*	42,887	24,129,513
Google, Inc. (Class C Stock)*	50,951	28,451,038
LinkedIn Corp. (Class A Stock)*	210,015	56,116,008
Twitter, Inc.*	491,644	23,638,244

		251,590,979

IT Services — 5.0%
FleetCor Technologies, Inc.*	211,404	32,435,716
MasterCard, Inc. (Class A Stock)	373,347	33,649,765
Visa, Inc. (Class A Stock)	120,227	32,618,787

		98,704,268

Machinery — 1.3%
SPX Corp.	279,287	24,892,850

Media — 5.9%
Comcast Corp. (Class A Stock)	837,355	49,722,140
Walt Disney Co. (The)	640,214	66,633,473

		116,355,613

Multiline Retail — 2.3%
Target Corp.	587,342	45,125,486

Oil, Gas & Consumable Fuels — 3.1%
Anadarko Petroleum Corp.	369,693	31,139,242
Noble Energy, Inc.	657,957	31,075,309

		62,214,551

Pharmaceuticals — 13.0%
Actavis PLC*(a)	397,849	115,917,285
Bayer AG (Germany), ADR	329,207	48,632,763
Merck & Co., Inc.	420,047	24,589,551
Shire PLC (Ireland), ADR	276,240	66,825,218

		255,964,817

Semiconductors & Semiconductor Equipment — 2.6%
Applied Materials, Inc.	2,044,186	51,206,859

Software — 5.2%
Microsoft Corp.	851,396	37,333,715
salesforce.com, inc.*	940,550	65,255,359

		102,589,074

Specialty Retail — 1.4%
Inditex SA (Spain), ADR	1,743,504	27,373,013

Technology Hardware, Storage & Peripherals — 6.2%
Apple, Inc.	662,179	85,063,514
Hewlett-Packard Co.	1,085,439	37,816,695

		122,880,209

Textiles, Apparel & Luxury Goods — 2.6%
Under Armour, Inc. (Class A Stock)*(a)	661,763	50,962,369

TOTAL LONG-TERM INVESTMENTS (cost $1,498,326,225)		1,960,788,307

SHORT-TERM INVESTMENT — 11.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $232,119,538; includes $178,093,900 of cash collateral for securities on loan)(b)(c)	232,119,538	232,119,538

TOTAL INVESTMENTS — 111.2% (cost $1,730,445,763)(d)		2,192,907,845
Liabilities in excess of other assets — (11.2)%		(221,472,062)

NET ASSETS — 100.0%		$1,971,435,783

The following abbreviation is used in the portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $173,937,835; cash collateral of $178,093,900 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$1,739,909,936

Appreciation	470,004,271
Depreciation	(17,006,362)

Net Unrealized Appreciation	$452,997,909

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$25,107,776	$—	$—
Automobiles	32,188,722	—	—
Banks	52,399,609	—	—
Biotechnology	127,492,247	—	—
Chemicals	77,022,917	—	—
Consumer Finance	41,137,481	—	—
Electric Utilities	37,625,887	—	—
Electrical Equipment	42,267,850	—	—
Energy Equipment & Services	31,512,120	—	—
Food & Staples Retailing	43,159,946	—	—
Food Products	94,043,716	—	—
Hotels, Restaurants & Leisure	46,757,543	—	—
Insurance	45,668,569	—	—
Internet & Catalog Retail	54,543,836	—	—
Internet Software & Services	251,590,979	—	—
IT Services	98,704,268	—	—
Machinery	24,892,850	—	—
Media	116,355,613	—	—
Multiline Retail	45,125,486	—	—
Oil, Gas & Consumable Fuels	62,214,551	—	—
Pharmaceuticals	255,964,817	—	—
Semiconductors & Semiconductor Equipment	51,206,859	—	—
Software	102,589,074	—	—
Specialty Retail	27,373,013	—	—
Technology Hardware, Storage & Peripherals	122,880,209	—	—
Textiles, Apparel & Luxury Goods	50,962,369	—	—
Affiliated Money Market Mutual Fund	232,119,538	—	—

Total	$2,192,907,845	$—	$—

Prudential Jennison MLP Fund

Schedule of Investments

as of February 28, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.2%
COMMON STOCKS — 14.0%
Oil & Gas Storage & Transportation
EnLink Midstream LLC	106,797	$3,562,748
Kinder Morgan, Inc.	118,854	4,874,203
SemGroup Corp. (Class A Stock)	36,569	2,827,149
Targa Resources Corp.	15,050	1,498,679
Williams Cos., Inc. (The)	62,619	3,070,836

TOTAL COMMON STOCKS (cost $16,559,273)		15,833,615

MASTER LIMITED PARTNERSHIPS — 84.2%
Commodity Chemicals — 0.9%
Westlake Chemical Partners LP	37,194	992,708

Oil & Gas Equipment & Services — 1.5%
USA Compression Partners LP	88,777	1,732,927

Oil & Gas Refining & Marketing — 2.0%
NuStar Energy LP	36,379	2,293,332

Oil & Gas Storage & Transportation — 78.4%
Antero Midstream Partners LP	126,218	3,281,668
Blueknight Energy Partners LP	156,344	1,167,890
Buckeye Partners LP	35,009	2,721,600
Cheniere Energy Partners LP	85,503	2,620,667
Columbia Pipeline Partners LP*	154,058	4,265,866
Cone Midstream Partners LP	112,226	2,454,383
Crossamerica Partners LP	103,683	3,552,179
Dominion Midstream Partners LP	106,313	4,358,833
Enbridge Energy Partners LP	73,428	2,877,643
Energy Transfer Equity LP	97,948	6,255,939
Energy Transfer Partners LP	104,110	6,192,463
Enterprise Products Partners LP	72,289	2,410,109
EQT Midstream Partners LP	38,409	3,196,397
Magellan Midstream Partners LP	17,506	1,438,993
MPLX LP	40,827	3,355,979
Phillips 66 Partners LP	44,220	3,148,022
Plains GP Holdings LP (Class A Stock)	105,039	3,008,317
Rice Midstream Partners LP	133,598	1,977,250
Rose Rock Midstream LP	39,355	1,825,285
Shell Midstream Partners LP	109,566	4,279,648
Summit Midstream Partners LP	71,844	2,591,413
Sunoco Logistics Partners LP	58,936	2,606,150
Sunoco LP	83,350	4,299,193
Tallgrass Energy Partners LP	132,482	6,333,964
Western Gas Equity Partners LP	20,812	1,301,582
Western Gas Partners LP	10,571	735,530
Western Refining Logistics LP	93,837	2,799,158
Williams Partners LP	77,744	3,975,828

		89,031,949

Renewable Electricity — 1.4%
NextEra Energy Partners LP	40,713	1,606,128

TOTAL MASTER LIMITED PARTNERSHIPS (cost $89,481,354)		95,657,044

TOTAL LONG-TERM INVESTMENTS (cost $106,040,627)		111,490,659

SHORT-TERM INVESTMENT — 2.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $2,836,566)(a)	2,836,566	2,836,566

TOTAL INVESTMENTS — 100.7% (cost $108,877,193)(b)		114,327,225
Liabilities in excess of other assets — (0.7)%		(772,583)

NET ASSETS — 100.0%		$113,554,642

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(b)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$109,267,795

Appreciation	7,526,767
Depreciation	(2,467,337)

Net Unrealized Appreciation	$5,059,430

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Oil & Gas Storage & Transportation	$15,833,615	$—	$—
Master Limited Partnerships
Commodity Chemicals	992,708	—	—
Oil & Gas Equipment & Services	1,732,927	—	—
Oil & Gas Refining & Marketing	2,293,332	—	—
Oil & Gas Storage & Transportation	89,031,949	—	—
Renewable Electricity	1,606,128	—	—
Affiliated Money Market Mutual Fund	2,836,566	—	—

Total	$114,327,225	$—	$—

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Funds hold securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as
Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Prudential Jennison MLP Fund invests primarily in Master Limited Partnerships (“MLPs”). MLPs and MLP related investments will comprise a minimum of 80% of investable assets of the Prudential Jennison MLP Fund. The majority of MLPs operate in the energy and/or natural resources sector. MLPs are generally organized under state law as limited partnerships or limited liability companies. An MLP consists of at least one general partner as well as other additional limited partners (for MLPs structured as limited liability companies, at least one managing member and members, respectively). The general partner or managing member controls the operations and management of the MLP and has an ownership stake in the MLP. The limited partners or members, through their ownership of limited partner or member interests, contribute capital to the entity and have a limited role in the operation and management of the entity and receive cash distributions. For U.S. federal income tax purposes, the Prudential Jennison MLP Fund’s investment policy of investing primarily in MLPs results in its being taxed as a regular corporation, or a “C” corporation, rather than as a regulated investment company.

The Funds invest in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Prudential Investment Portfolios 18

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date     April 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date     April 17, 2015

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date     April 17, 2015

*	Print the name and title of each signing officer under his or her signature.